SIGNIFICANT OPERATING AND NONOPERATING ITEMS	12 Months Ended
Dec. 31, 2018
Significant Operating and Nonoperating Items disclosure [Abstract]
SIGNIFICANT OPERATING AND NONOPERATING ITEMS	SIGNIFICANT OPERATING AND NONOPERATING ITEMS
Other Operating Charges
In 2018, the Company recorded other operating charges of $1,079 million. These charges primarily consisted of $450 million of CCR asset impairments and $440 million related to the Company's productivity and reinvestment program. In addition, other operating charges included $139 million related to costs incurred to refranchise certain of our North America bottling operations. These costs include, among other items, internal and external costs for individuals directly working on the refranchising efforts, severance, and costs associated with the implementation of information technology systems to facilitate consistent data standards and availability throughout our bottling systems. Other operating charges also included $33 million related to tax litigation expense and $19 million related to noncapitalizable transaction costs associated with pending and closed transactions. Refer to Note 2 for additional information on the refranchising of our bottling operations. Refer to Note 12 for additional information related to the tax litigation. Refer to Note 17 for additional information on the impairment charges. Refer to Note 19 for additional information on the Company's productivity and reinvestment program. Refer to Note 20 for the impact these charges had on our operating segments and Corporate.
In 2017, the Company recorded other operating charges of $1,902 million. These charges primarily consisted of $737 million of CCR asset impairments and $534 million related to the Company's productivity and reinvestment program. In addition, other operating charges included $280 million related to costs incurred to refranchise certain of our bottling operations. Other operating charges also included $225 million related to a cash contribution we made to The Coca-Cola Foundation, $67 million related to tax litigation expense, $34 million related to impairments of Venezuelan intangible assets and $19 million related to noncapitalizable transaction costs associated with pending and closed transactions. Refer to Note 1 for additional information about the Venezuelan intangible assets. Refer to Note 2 for additional information on the refranchising of our bottling operations. Refer to Note 17 for information on how the Company determined the asset impairment charges. Refer to Note 19 for additional information on the Company's productivity and reinvestment program. Refer to Note 20 for the impact these charges had on our operating segments and Corporate.
In 2016, the Company recorded other operating charges of $1,371 million. These charges primarily consisted of $352 million due to the Company's productivity and reinvestment program and $240 million due to the integration of our German bottling operations. In addition, the Company recorded charges of $276 million related to costs incurred to refranchise certain of our bottling operations. The Company also recorded a charge of $200 million related to cash contributions we made to The Coca‑Cola Foundation, a charge of $76 million due to the write-down we recorded related to our receivables from our bottling partner in Venezuela as a result of changes in exchange rates, and charges of $41 million related to noncapitalizable transaction costs associated with pending and closed transactions. In 2016, the Company also recorded impairment charges of $153 million related to certain intangible assets. Refer to Note 1 for additional information on the Venezuelan exchange rates. Refer to Note 2 for additional information on the refranchising of our bottling operations. Refer to Note 17 for additional information on the impairment charges. Refer to Note 19 for additional information on the Company's productivity, integration and restructuring initiatives. Refer to Note 20 for the impact these charges had on our operating segments and Corporate.
Other Nonoperating Items
Interest Expense
During the year ended December 31, 2018, the Company recorded a net gain of $27 million related to the early extinguishment of long-term debt. Refer to Note 11 for additional information.
During the year ended December 31, 2017, the Company recorded a net charge of $38 million related to the early extinguishment of long-term debt. Refer to Note 11 for additional information.
Equity Income (Loss) — Net
The Company recorded net charges of $111 million, $92 million and $61 million in equity income (loss) — net during the years ended December 31, 2018, 2017 and 2016, respectively. These amounts primarily represent the Company's proportionate share of significant operating and nonoperating items recorded by certain of our equity method investees. Refer to Note 20 for the impact these charges had on our operating segments and Corporate.
Other Income (Loss) — Net
In 2018, other income (loss) — net was a loss of $1,674 million. The Company recorded other-than-temporary impairment charges of $591 million related to certain of our equity method investees, an impairment charge of $554 million related to assets held by CCBA and net charges of $476 million due to the refranchising of certain bottling territories in North America. The Company also recorded a net loss of $278 million related to realized and unrealized gains and losses on equity securities and trading debt securities as well as realized gains and losses on available-for-sale debt securities, charges of $240 million related to pension settlements, and a net loss of $79 million related to economic hedging activity associated with the purchase of Costa, which we acquired on January 3, 2019. Additionally, we recorded charges of $34 million primarily related to payments made to convert the bottling agreements for certain North America bottling partners' territories to a single form of CBA with additional requirements, a net loss of $33 million primarily related to the reversal of the cumulative translation adjustments resulting from the substantial liquidation of the Company's former Russian juice operations, and a $32 million loss related to acquiring a controlling interest in the Philippine bottling operations. These charges were partially offset by a net gain of $296 million related to the sale of our equity ownership in Lindley and a net gain of $47 million related to the refranchising of our Latin American bottling operations. Refer to Note 1 and Note 4 for additional information on equity and debt securities. Refer to Note 2 for additional information on refranchising activities, North America conversion payments, the sale of our equity ownership in Lindley and our acquisition of the controlling interest in the Philippine bottling operations. Refer to Note 6 for additional information on our hedging activities. Refer to Note 17 for information on how the Company determined the impairment charges. Refer to Note 20 for the impact these items had on our operating segments and Corporate. Refer to Note 22 for additional information on the acquisition of Costa.
In 2017, other income (loss) — net was a loss of $1,763 million. The Company recognized a net charge of $2,140 million due to the refranchising of certain bottling territories in North America and charges of $313 million primarily related to payments made to convert the bottling agreements for certain North America bottling partners' territories to a single form of CBA with additional requirements. The Company also recorded net charges of $255 million resulting from settlements, special termination benefits and curtailment credits primarily related to North America refranchising and the Company's productivity and reinvestment program. Additionally, the Company recorded an other-than-temporary impairment charge of $50 million related to one of our international equity method investees, primarily driven by foreign currency exchange rate fluctuations. The Company also incurred a charge of $26 million related to our former German bottling operations. These charges were partially offset by a gain of $445 million related to the integration of CCW and CCEJ to establish CCBJHI. In exchange for our previously existing equity interests in CCW and CCEJ, we received an approximate 17 percent equity interest in CCBJHI. The Company also recognized a gain of $150 million related to the remeasurement of our previously held equity interests in CCBA and its South African subsidiary to fair value upon consolidation of CCBA. Additionally, the Company recognized a gain of $88 million related to the refranchising of our China bottling operations and the sale of a related cost method investment and a gain of $25 million as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its stock during the period at a per share amount greater than the carrying value of the Company's per share investment. Refer to Note 2 for additional information on our North America and China refranchising activities, the conversion payments and our consolidation of CCBA. Refer to Note 20 for the impact these items had on our operating segments and Corporate.
In 2016, other income (loss) — net was a loss of $1,265 million. This loss included losses of $2,456 million due to the refranchising of certain bottling territories in North America and a net charge of $139 million resulting from settlements and special termination benefits primarily related to North America refranchising. The Company also recorded a loss of $21 million due to the deconsolidation of our South African bottling operations and disposal of the related equity method investment in exchange for investments in CCBA and CCBA's South African subsidiary. The Company incurred charges of $31 million related to payments made to convert the bottling agreements for certain North America bottling partners' territories to a single form of CBA with additional requirements. Additionally, the Company incurred a charge of $72 million as a result of remeasuring its net monetary assets denominated in Egyptian pounds. The Egyptian pound devalued as a result of the central bank allowing its currency, which was previously pegged to the U.S. dollar, to float freely. These charges were partially offset by a gain of $1,323 million due to the deconsolidation of our German bottling operations. Refer to Note 2 for additional information on the deconsolidation of our German bottling operations, the deconsolidation of our South African bottling operations, the North America refranchising and the conversion payments. Refer to Note 20 for the impact these items had on our operating segments and Corporate.